Significant Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Agreement Customer Product	Dec. 31, 2015 USD ($) Agreement Customer Product	Dec. 31, 2014 USD ($) Customer	Dec. 31, 2013 USD ($)
Accounting Policies [Line Items]
Bank deposits maturity	3 months
Cash and cash equivalents	$ 257,564	$ 169,469	$ 450,968	$ 55,374
Net revenues recognized	553,098	133,988	44,755
Other operating income	406	713	26
Value added tax incurred	55,353	16,951	5,436
Income tax expenses	5,136	92	0
Advertising expense	$ 55,188	27,793	27,408
Minimum [Member]
Accounting Policies [Line Items]
Percentage of ownership, equity method investment	20.00%
Maximum [Member]
Accounting Policies [Line Items]
Percentage of ownership, equity method investment	50.00%
Membership Subscription [Member]
Accounting Policies [Line Items]
Contract period, minimum	1 month
Contract period, maximum	1 year
Mobile Marketing [Member]
Accounting Policies [Line Items]
Net revenues recognized	$ 66,339	$ 38,885	1,975
Self Developed Mobile Game [Member]
Accounting Policies [Line Items]
Estimated usage life of product/service	56 days
Number of games | Product	6	1
Self Developed Mobile Game [Member] | Minimum [Member]
Accounting Policies [Line Items]
Estimated usage life of product/service	20 days
Self Developed Mobile Game [Member] | Maximum [Member]
Accounting Policies [Line Items]
Estimated usage life of product/service	110 days
Mobile Games [Member]
Accounting Policies [Line Items]
Net revenues recognized	$ 35,453	$ 31,082	11,237
Number of games | Agreement	6	7
Mobile Games [Member] | Minimum [Member]
Accounting Policies [Line Items]
Estimated usage life of product/service	20 days	20 days
Mobile Games [Member] | Maximum [Member]
Accounting Policies [Line Items]
Estimated usage life of product/service	99 days	75 days
Live Video Service [Member]
Accounting Policies [Line Items]
Net revenues recognized	$ 376,925	$ 1,231	0
Value-added Services [Member]
Accounting Policies [Line Items]
Net revenues recognized	67,603	58,462	29,756
Government Subsidies
Accounting Policies [Line Items]
Other operating income	$ 293	$ 0	$ 0
User Concentration Risk [Member] | Accounts Receivable [Member]
Accounting Policies [Line Items]
Number of users or advertising customer accounted for 10% or more of total revenues | Customer	0	0
User Concentration Risk [Member] | Revenues [Member]
Accounting Policies [Line Items]
Number of users or advertising customer accounted for 10% or more of total revenues | Customer	0	0	0
China, Yuan Renminbi
Accounting Policies [Line Items]
Cash and cash equivalents	$ 245,853	$ 75,759